Employee benefit plans - Expected benefit payments (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Employee benefit plans
2018	¥ 12,232
2019	12,199
2020	11,806
2021	11,489
2022	11,708
2023-2027	¥ 64,993